INVESTMENTS IN AFFILIATED AND OTHER COMPANIES	12 Months Ended
Dec. 31, 2022
Equity Method Investments and Joint Ventures [Abstract]
INVESTMENTS IN AFFILIATED AND OTHER COMPANIES
NOTE 4	-	INVESTMENTS IN AFFILIATED AND OTHER COMPANIES

A.Investment in affiliated companies

	US dollars
	December 31,
(in thousands)	2022	2021
Bringg	300	500
Lumax	414	357
Ituran MOB	437	-
Cellutrack	37	28
	1,188	885

B.Investment in other companies

During the years 2021-2022, the Company made additional investments in two Israeli startups

The total investments in such companies were US $0.1 and US $0.6 million during the years ended December 31,2022 and 2021, respectively.